Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2018-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06/30/2020

A.	DATES	Begin	End	# days

1	Payment Date		7/15/2020
2	Collection Period	6/1/2020	6/30/2020	30
3	Monthly Interest Period-Actual	6/15/2020	7/14/2020	30
4	Monthly Interest - Scheduled	6/15/2020	7/14/2020	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	97,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2 Notes	292,000,000.00	-	-	-	-	-	0.0000000
7	Class A-3 Notes	291,000,000.00	92,422,240.79	-	-	56,626,552.41	35,795,688.38	0.1230092
8	Class A-4 Notes	80,774,000.00	80,774,000.00	-	-	-	80,774,000.00	1.0000000
9	Total Class A Notes	760,774,000.00	173,196,240.79	-	-	56,626,552.41	116,569,688.38
10	Class B Notes	39,794,000.00	39,794,000.00	-	-	-	39,794,000.00	1.0000000

11	Total Notes	$800,568,000.00	212,990,240.79	$0.00	$0.00	$56,626,552.41	156,363,688.38

	Overcollateralization
12	Exchange Note	42,135,991.43	21,768,257.02				18,370,663.88
13	Series 2018-A Notes	93,633,776.83	128,045,785.90				131,443,379.04

14	Total Overcollateralization	135,769,768.26	149,814,042.92				149,814,042.92
15	Total Target Overcollateralization	$149,814,042.92	149,814,042.92				149,814,042.92

		One-Month			Per $1000	Principal	Per $1000	Interest
		LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
16	Class A-1 Notes		1.95000%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes		2.59000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-3 Notes		2.83000%	217,962.45	0.7490119	56,626,552.41	194.5929636	0.00
19	Class A-4 Notes		2.94000%	197,896.30	2.4500000	0.00	0.0000000	0.00
20	Total Class A Notes			415,858.75	0.5466259	56,626,552.41	74.4328176	0.00
21	Class B Notes		3.06000%	101,474.70	2.5500000	0.00	0.0000000	0.00
22	Totals			517,333.45	0.6462080	56,626,552.41	70.7329701	0.00

		Initial Balance	Beginning Balance	Ending Balance
23	Exchange Note Balance	894,201,776.83	341,036,026.69	287,807,067.42

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	6.50%	6.50%
25	Aggregate Securitization Value	936,337,768.26	306,177,731.30
26	Aggregate Base Residual Value (Not Discounted)	677,000,005.72	291,356,595.91

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	3,056	19,215,348.91
28	Turn-in Ratio on Scheduled Terminations			58.61%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	18,590	362,804,283.71
30	Depreciation/Payments		(3,257,702.84)
31	Gross Credit Losses	(59)	(1,149,896.86)
32	Early Terminations — Regular	(6)	(150,303.44)
33	Scheduled Terminations — Returned	(2,505)	(42,538,850.79)
34	Payoff Units & Lease Reversals	(467)	(9,529,798.48)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	15,553	306,177,731.30

World Omni Automobile Lease Securitization Trust 2018-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06/30/2020

C.	SERVICING FEE

37	Servicing Fee Due	1,406,029.80

38	Unpaid Servicing Fees - Prior Collection Periods	1,103,692.90

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	1,406,029.80

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,681,688.84
41	Beginning Reserve Account Balance	4,681,688.84
42	Ending Reserve Account Balance	4,681,688.84

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	12,998	98.58%	262,942,927.32
44	31 - 60 Days Delinquent	123	0.93%	2,510,108.96
45	61 - 90 Days Delinquent	44	0.34%	915,159.80
46	91 -120 Days Delinquent	20	0.15%	396,446.26
47	121+ Days Delinquent	0	0.00%	0.00

48	Total	13,185	100.00%	266,764,642.34

49	Total 61+ Delinquent as % End of Period Securitization Value				0.43%
50	Delinquency Trigger Occurred				NO

51	Prepayment Speed (1 Month)				1.77%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts
52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	2,511	42,689,154.23
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(46,791,049.51)
54	Less: Excess Wear and Tear Received in Current Period		(165,503.51)
55	Less: Excess Mileage Received in Current Period		(176,657.31)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(4,444,056.10)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		-14.70%
58	Prior Period Net Residual Losses/(Gains) Ratio		-0.75%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		0.34%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		-5.54%
61	Four Month Average		-5.16%

62	Beginning Cumulative Net Residual Losses		(5,650,154.74)
63	Current Period Net Residual Losses		(4,444,056.10)

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(10,094,210.84)

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-1.08%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	59	1,149,896.86
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(708,538.67)

68	Current Period Net Credit Losses/(Gains)		441,358.19

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		1.46%
70	Prior Period Net Credit Losses/(Gains) Ratio		1.64%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.83%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.35%
73	Four Month Average		1.07%

74	Beginning Cumulative Net Credit Losses		6,619,777.68
75	Current Period Net Credit Losses		441,358.19

76	Ending Cumulative Net Credit Losses		7,061,135.87

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.75%

World Omni Automobile Lease Securitization Trust 2018-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06/30/2020

F.	EXCHANGE NOTE COLLECTION ACCOUNT

COLLECTED AMOUNTS

78	Lease Payments Received	5,243,032.06
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	46,962,978.87
80	Liquidation Proceeds, Recoveries & Expenses	588,556.86
81	Insurance Proceeds	119,981.81
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	170,231.46
83	Payoff Payments	10,718,274.58
84	All Other Payments Received	-

85	Collected Amounts	63,803,055.64

86	Investment Earnings on Collection Account	10,545.62

87	Total Collected Amounts - Available for Distribution	63,813,601.26

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	302,336.90
89	Interest on the Exchange Note - to the Trust Collection Account	869,641.87
90	Principal on the Exchange Note - to the Trust Collection Account	53,228,959.27
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	6,654,598.55
92	Remaining Funds Payable to Trust Collection Account	2,758,064.67

93	Total Distributions	63,813,601.26

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

94	Available Funds	71,914,895.73

95	Investment Earnings on Reserve Account	767.55

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	71,915,663.28

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT
98	Administration Fee	15,116.85
99	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100	Class A Noteholders' Interest Distributable Amount	415,858.75
101	Noteholders' First Priority Principal Distributable Amount	-
102	Class B Noteholders' Interest Distributable Amount	101,474.70
103	Noteholders' Second Priority Principal Distributable Amount	-
104	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105	Noteholders' Regular Principal Distributable Amount	56,626,552.41
106	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107	Remaining Funds Payable to Certificateholders	12,147,660.57
108	Retained Amounts	2,609,000.00

109	Total Distributions	71,915,663.28

The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.